MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investment Property Explanatory Abstract
Schedule of mineral property interests
	Acacia Property	Extra High Property	Total
Balance, December 31, 2017 and 2018	$—	$1	$1
Acquisition costs	7,500	25,000	32,500
Balance, December 31, 2019	$7,500	$25,001	$32,501